Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in intangible assets and goodwill
Changes in intangible assets and goodwill for periods indicated consisted of the following:

	December 31,
	2013	2012
Customer List
Balance At Beginning Of Year	$61,974	$99,477
Amortization	50,004	37,503
Balance At End Of Year	11,970	61,974
Total Intangibles	11,970	61,974
Goodwill	1,199,754	1,199,754
Total	$1,211,724	$1,261,728

Amortization of the intangibles	Amortization of the intangibles is scheduled to be as follows for each fiscal year as indicated:

2014	11,970
Total	$11,970